Summary of Significant Accounting Policies (Policies) - LONG-TERM SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are loans of a portion of the participants’ existing account balance that the Plan permits participants to borrow. Loans are made subject to certain conditions and limitations specified in the Plan and are repaid in weekly installments, including interest.  The Plan allows active participants to only have three loans (only one of which can be used to purchase the participant’s primary residence) outstanding at any time. The minimum amount allowed by the Plan for a loan is $500 and the maximum loan amount available to a participant is determined by their account balance. The Plan allows a participant to borrow up to the lesser of (i) 50% of their account balance or (ii) $50,000. The maximum term of loans is five years, with the exception of home loans for the purchase of a primary residence, for which the maximum term is ten years.  Participants’ loans are collateralized by their account balances.  The rate at which loans bear interest is established at the inception of the borrowing, based on the prime rate then being charged by the Trustee plus 1%.  Repayments of loans, including the interest portion thereof, are reinvested on the participants’ behalf in accordance with their current choice of investment options.  Participants are charged a transaction fee for each new loan initiated.  The amount of the fee is $50 for a nonresidential loan and $100 for a residential loan.  The fee is deducted from the participant’s account when the loan is processed.  Notes receivable from participants are valued at their unpaid principal balances plus accrued interest. Interest income on notes receivable from participants is recorded when earned.

Contributions	Contributions Participant contributions and the matching employer contributions are recorded in the year in which the participant contributions are withheld from compensation.
Basis of Presentation and Plan Investments

Basis of Presentation and Plan Investments

The accompanying financial statements reflect the Plan’s total interest in the net assets and transactions of the Trust as allocated by the Recordkeeper and any such other investments and transactions related solely to the Plan. Net assets, as well as earnings and losses, of the Trust are allocated to the Plan based on the sum of the individual accounts of the Plan’s participants. The Trust also invests in the common stock of the Company. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.

The Plan has specific interests in certain investments of the Trust based on account balances of the participants and their investment options. The Trust assets are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investment of the assets of the Trust.

The following tables present the net assets of the Trust and the Plan’s interest in the Trust:

	December 31, 2025
		Plan’s Interest in
	Trust Balances	Trust Balances
Common/collective trust funds	$473,782,200	$214,534,335
Mutual funds	84,669,014	31,883,675
Common stock	70,228,611	38,343,471
Pooled separate account	54,870,075	32,638,716
Self-directed brokerage account	18,747,583	6,173,510
Total net assets	$702,297,483	$323,573,707

Plan’s interest as a percentage of the Trust		46%

	December 31, 2024
		Plan’s Interest in
	Trust Balances	Trust Balances
Common/collective trust funds	$310,519,972	$139,495,641
Mutual funds	141,302,167	47,129,696
Non-interest bearing cash	86,015,483	34,565,092
Pooled separate account	66,187,003	38,336,168
Common stock	51,125,863	27,621,162
Self-directed brokerage account	11,221,885	2,999,120
Total net assets	$666,372,373	$290,146,879

Plan’s interest as a percentage of the Trust		44%

The investment income of the Trust are as follows:

	Year Ended December 31,
	2025	2024
Interest and dividends	$9,944,398	$7,046,512
Net appreciation in fair value of investments	92,895,121	46,586,715
Total investment income	$102,839,519	$53,633,227

Plan’s interest in investment income of the Trust	$47,448,162	$16,008,081

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments held by the Trust are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion and disclosures related to fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Tax Status

Tax Status

The Plan has received a determination letter from the IRS dated October 16, 2014, stating that the Plan is qualified under Section 401(a) of the Code and therefore the related trust is tax-exempt. Subsequent to this determination by the IRS, the Plan was amended and restated. The Plan is required to operate in conformity with the Code to maintain its qualified status. The Plan administrator has indicated that it will take the necessary steps, if any, to bring the Plan’s operations into compliance with the Code.

Accounting principles generally accepted in the United States require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan and has concluded that there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Plan Expenses	Plan Expenses Plan expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes and supplemental schedule.  Actual results could differ from those estimates and assumptions.

Risks and Uncertainties

Risk and Uncertainties

The Plan invests in various investment securities.  Investment securities are exposed to various risks such as interest rate, market and credit risks.  Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Subsequent Events